INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of interests in other entities [Abstract]
Investments in non-consolidated companies, beginning balance	$ 418,379	$ 250,412
Equity in earnings (losses) of non-consolidated companies	68,115	14,624
Other comprehensive income	(4,786)	39,077
Acquisition of additional shares (note 3)	0	114,449	$ 9,600
Dividends from non-consolidated companies	(3,360)	(183)
Investments in non-consolidated companies, ending balance	$ 478,348	$ 418,379	$ 250,412